Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Leases of Buildings

The Company has entered into leases of office premises, which are used for the Company’s operations. Leases of buildings have lease terms of three years.

	2026	2025
	US$	US$
Office premises
Cost:
At beginning of year	347,020	256,898
Addition during the year	616,820	345,871
Early termination of lease	(347,019)	(257,928)
Exchange realignment	(2,401)	2,179
At end of year	614,420	347,020

Accumulated depreciation:
At beginning of year	159,051	221,213
Early termination of lease	(244,908)	(222,100)
Depreciation for the year	240,643	158,800
Exchange realignment	(1,181)	1,138
At end of year	153,605	159,051

Net carrying amount	460,815	187,969

Schedule of Carrying Amounts of Lease Liabilities and the Movements

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2026	2025
	US$	US$
At beginning of year	212,689	40,245
Additions to lease liabilities	616,820	345,871
Early termination of lease	(118,047)	(40,407)
Interest charged	17,777	7,702
Payment made	(189,802)	(141,821)
Exchange realignment	(2,874)	1,099
At end of year	536,563	212,689

Schedule of Consolidated Statement of Financial Position	Represented by:
	2026	2025
	US$	US$
Current liabilities	353,221	189,821
Non-current liabilities	183,342	22,868
Total	536,563	212,689

Schedule of Reconciliation of Liabilities arising from Financing Activities

Reconciliation of liabilities arising from financing activities

Lease liabilities
US$
Balance as of April 1, 2024	40,245
Changes from financing cash flow
Lease payment	(141,821)
Interest paid	7,702
Total changes from financing cash flow	(134,119)
Other changes
Addition to lease liabilities	345,871
Early termination of a lease	(40,407)
Exchange realignments	1,099
Total other changes	306,563
Balance as of March 31, 2025	212,689
Changes from financing cash flow
Lease payment	(189,802)
Interest paid	17,777
Total changes from financing cash flow	(172,025)
Other changes
Addition to lease liabilities	616,820
Early termination of a lease	(118,047)
Exchange realignments	(2,874)
Total other changes	495,899
Balance as of March 31, 2026	536,563

Schedule of Maturity Analysis of the Company’s Non-Cancellable Lease Obligations

The maturity analysis of the Company’s non-cancellable lease obligations as of March 31, 2026 is as follows:

Lease liabilities
USD
Year ending March 31, 2027	$372,059
Year ending March 31, 2028	186,030
Total undiscounted lease obligations	558,089
Less: imputed interest	(21,526)
Lease liabilities recognized in the consolidated statement of financial position	$536,563

 Company’s non-cancellable lease obligations as of March 31, 2025 is as follows:

Lease liabilities
USD
Year ending March 31, 2026	$193,555
Year ending March 31, 2027	22,961
Total undiscounted lease obligations	216,516
Less: imputed interest	(3,827)
Lease liabilities recognized in the consolidated statement of financial position	$212,689